Basis of Presentation (Details) - USD ($)			1 Months Ended
	Jul. 14, 2021	Jan. 24, 2021	Jan. 24, 2021	Jan. 29, 2021
Merger agreement
Value of founder shares, consideration	$ 28,280,000		$ 28,280,000
Number of founder shares issued, consideration			2,828,000
Acquisition value per share	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Merger agreement | Class B common stock
Number of founder shares issued, consideration	2,828,000
Hman Group holdings Inc and subsidiaries
Recapitalization Costs		$ 911,300,000,000,000
Hman Group holdings Inc and subsidiaries | Merger agreement
Value of founder shares, consideration	$ 28,280,000
Acquisition value per share	$ 10.00
Hman Group holdings Inc and subsidiaries | Merger agreement | Class B common stock
Number of founder shares issued, consideration	2,828,000